INTANGIBLE ASSETS (Tables)	11 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consist of the following:
As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956